Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 18,511	$ 12,398
Cost of goods sold	2,605	2,258
Gross profit	15,906	10,140
Operating expenses:
Research and development	29,510	21,358
Sales and marketing	17,034	12,738
General and administrative	23,512	12,483
Loss from operations	(54,150)	(36,439)
Interest income	431	180
Interest expense	(16)	(1)
Loss on equity issuance	(4,353)	(8,312)
Change in fair value of tranche and warrant liabilities	(10,855)	(2,186)
Change in fair value of contingent liabilities	10,293	0
Other income and expense, net	(379)	(420)
Loss before income taxes	(59,029)	(47,178)
Income tax expense	(9)	(9)
Net loss available to common stockholders	(59,038)	(47,187)
Deemed dividend related to Series B-2 preferred stock down round provision	(2,981)	(2,829)
Undeclared dividends on Series A preferred stock	(1,258)	0
Net loss attributable to common stockholders	$ (63,277)	$ (50,016)
Net loss per share, basic (in dollars per share)	$ (6.73)	$ (161.55)
Net loss per share, diluted (in dollars per share)	$ (6.73)	$ (161.55)
Weighted average common shares outstanding, diluted (in shares)	9,395,748	309,609
Weighted average common shares outstanding, diluted (in shares)	9,395,748	309,609